Balances and Transactions With Related Parties and Key Officers (Schedule of Transactions with Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Directors	Dec. 31, 2020 USD ($) Directors	Dec. 31, 2019 USD ($) Directors
Disclosure of transactions between related parties [line items]
Professional Fee	$ 460	$ 326	$ 301
Number of Directors | Directors	8	8	6
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	$ 85	$ 54	$ 52
Related Parties Renta Lexpense And Other	469	446	415
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	375	272	249
Related Parties Renta Lexpense And Other	$ 0	$ 0	$ (59)